Staff expenses (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Summary of staff expenses

Staff expenses
in EUR million	2022	2021	2020
Salaries	4,145	4,011	3,751
Pension costs and other staff-related benefit costs	390	408	395
Social security costs	584	563	538
Share-based compensation arrangements	26	31	19
External employees	738	699	881
Education	47	47	43
Other staff costs	222	182	186
	6,152	5,941	5,812

Summary of number of employees

Number of employees
	Netherlands			Rest of the world			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Total average number of internal employees at full time equivalent basis	14,488	15,138	15,201	43,081	42,523	40,701	57,569	57,660	55,901

Summary of changes in share awards

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2022	2021	2020	2022	2021	2020
Opening balance	3,674,672	3,878,219	3,857,048	7.60	7.25	11.14
Granted	3,107,083	3,391,122	3,864,951	8.99	9.69	5.12
Vested	-2,962,698	-3,459,163	-3,690,340	8.60	9.25	9.01
Forfeited	-119,502	-135,506	-153,440	7.63	7.61	8.55
Closing balance	3,699,555	3,674,672	3,878,219	7.97	7.60	7.25